Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
26. Subsequent Events
The Company evaluated subsequent events through March 31, 2022 and determined that there have been no events that have occurred that would require adjustments to our disclosures or the consolidated financial statements.